COMMITMENTS AND CONTINGENCY - Purchase commitment (Details) - Dec. 31, 2023 - Purchase Commitment	CNY (¥)	USD ($)
Purchase commitment
2024	¥ 23,357,995	$ 3,289,905
2025	300,000	42,254
Total minimum payments required	¥ 23,657,995	$ 3,332,159